Hotchkis and Wiley Value Opportunities Fund (Prospectus Summary) | Hotchkis and Wiley Value Opportunities Fund
Value Opportunities Fund
Investment Objective.
The Fund seeks capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis and Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled "About
Class I,  Class A, Class C and Class R Shares" beginning on page 32 of this Prospectus and "Purchase of Shares" beginning on page 37 of the Funds' Statement of Additional
Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hotchkis and Wiley Value Opportunities Fund	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hotchkis and Wiley Value Opportunities Fund		Class I	Class A	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.13%	1.38%	2.13%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratios to Average Net Assets-Expenses in the "Financial Highlights," which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hotchkis and Wiley Value Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	115	359	622	1,375
Class A	658	939	1,241	2,095
Class C	316	667	1,144	2,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Hotchkis and Wiley Value Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class I	115	359	622	1,375
Class A	658	939	1,241	2,095
Class C	216	667	1,144	2,271

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 137%
of the average value of its portfolio.

Principal Investment Strategy.
The Fund normally invests in equity securities, such as common stock, preferred stock and convertible securities, of any size market capitalization, and investment grade and high yield ("junk bonds") fixed income securities. Hotchkis and Wiley
Capital Management, LLC (the "Advisor") selects companies that it believes have strong capital appreciation potential. The Fund may invest in foreign (non-U.S.)
securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the
Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate's specific risk and return characteristics which include: 1) relative valuation;
2) fundamental operating trends; 3) deterioration of fundamentals; and 4)
diversification guidelines.

Principal Investment Risks.
As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Investment in small and mid cap companies may involve more risk than investing in larger, more established companies. Small and mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund's investment in a small or mid cap company may lose substantial value.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund's benchmark. To the extent that the
Advisor invests the Fund's assets in securities that are not in the Fund's applicable benchmark index, there is a greater risk that the Fund's performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Style Risk. The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
Fund may underperform other funds that use different investing styles.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest more than 5% of its assets in the securities of any one issuer. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund's share values could fluctuate more than those of funds holding more securities in their portfolios.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.)
securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as
U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

High Yield Risk. The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.)
currencies, or in derivatives that provide exposure to foreign (non-U.S.)
currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency - denominated securities may reduce the returns of the Fund.

Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio managers'
creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Portfolio Turnover Risk. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements. High portfolio turnover (i.e., over 100%)
involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Recent Developments in Global Credit and Equity Markets Risks. Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. This financial crisis may cause a significant decline in the value and liquidity of many securities.

Current market conditions may continue or worsen. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Who should invest?
The Fund may be an appropriate investment if you:

o Are willing to accept the risk of a concentrated and non-diversified portfolio.

o Are seeking capital appreciation and can withstand the share price volatility of equity investing.

o Want a professionally managed portfolio.

o Are willing to accept the risk that the value of your investment may decline substantially or for significant periods of time in order to seek capital appreciation.

o Are not looking for current income.

o Are prepared to receive taxable dividends.

o Have a long-term view in excess of three to five years.

o Are considering this investment as part of a well diversified personal investment portfolio and strategy.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class I shares. However, the Fund's Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table shows how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund's Class I, Class A and Class C shares are
December 31, 2002, December 31, 2002 and August 28, 2003,
respectively. Performance figures prior to the commencement of sales of Class C shares are based on the historical performance of the original share class
(Class I) of the Fund adjusted to reflect the higher operating expenses of Class
C shares and the current applicable sales charges of Class C shares.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was
31.30% (quarter ended June 30, 2009) and the lowest return for a quarter was
-23.29% (quarter ended December 31, 2008). The year-to-date return as of June
30, 2011 was 8.25%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Hotchkis and Wiley Value Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Return Before Taxes - Class I	34.80%	4.51%	12.78%	Dec. 31, 2002
Class I After Taxes on Distributions	Return After Taxes on Distributions - Class I	34.57%	3.72%	12.12%	Dec. 31, 2002
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares - Class I	22.91%	3.69%	11.25%	Dec. 31, 2002
Class A	Return Before Taxes - Class A	27.50%	3.13%	11.85%	Dec. 31, 2002
Class C	Return Before Taxes - Class C	32.43%	3.59%	11.73%	Dec. 31, 2002
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	6.67%	Dec. 31, 2002
Russell 3000 ® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	7.49%	Dec. 31, 2002
Russell 3000 ® Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%	1.45%	7.33%	Dec. 31, 2002

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.